Financial risk management - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 09, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
statement of Lineitems [Line Items]
Trade payables to suppliers		€ 27,800,000
Cash		€ 98,600,000	€ 20,300,000
Currency risk [member]
statement of Lineitems [Line Items]
Number of days restricted in foreign currency trade payables		30 days
Interest rate risk [member]
statement of Lineitems [Line Items]
Borrowings		€ 0
Cash		98,600,000
Credit risk [member]
statement of Lineitems [Line Items]
Financial assets		0
Liquidity risk [member]
statement of Lineitems [Line Items]
Cash		€ 98,600,000
Liquidity risk [member] | Non Adjusting Period Event [Member]
statement of Lineitems [Line Items]
Proceeds from issuance initial public offering | $	$ 176.9